SEGMENTED INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of segmented operational activity [Table Text Block]
	Nevada	Corporate	Total
	$	$	$
Total revenue	32,614,513	-	32,614,513
Gross profit	13,605,120	-	13,605,120
Operating expenses:
General and administration	(5,690,451)	(2,543,937)	(8,234,388)
Sales, marketing, and promotion	(241,063)	-	(241,063)
Operating lease cost	(834,421)	-	(834,421)
Depreciation and amortization	(1,683,893)	(96,289)	(1,780,182)
Share-based compensation	-	(236,779)	(236,779)
Interest expense and other income (loss)	33,591	(933,088)	(899,497)
Net income (loss) from continuing operations before income tax expense	5,188,883	(3,810,093)	1,378,790
	Nevada	Corporate	Total
	$	$	$
Total revenue	30,117,880	-	30,117,880
Gross profit	12,558,940	-	12,558,940
Operating expenses:
General and administration	(5,164,126)	(2,564,712)	(7,728,838)
Sales, marketing, and promotion	(207,634)	-	(207,634)
Operating lease cost	(785,241)	-	(785,241)
Depreciation and amortization	(1,613,898)	(92,114)	(1,706,012)
Share-based compensation	-	(849,559)	(849,559)
Interest expense and others	(1,138)	(885,597)	(886,735)
Net income (loss) from continuing operations before income tax expense	4,786,903	(4,391,982)	394,921